Deferred Cost	12 Months Ended
Mar. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED COST	NOTE 6 – DEFERRED COST As of March 31, 2020, deferred cost of $510,617 represents the financing costs which the Company paid to third-parties for the coming financing.